Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2022
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Cash and Cash Equivalents
NOTE 9. CASH AND CASH EQUIVALENTS
As of June 30, 2022 and December 31, 2021, cash and cash equivalents were as follows:

	June 30, 2022		December 31, 2021
Cash on hand and in banks (i) (ii)	Ps.	49,734,896	Ps.	41,520,864
Highly liquid investments (iii)		15,197,321		34,985,583

	Ps.	64,932,217	Ps	.76,506,447

(i)	Cash on hand and in banks is primarily composed of cash in banks.
(ii)
As of December 31, 2021, includes Ps. 15,461,286 in cash, allocated to the retirement plan of benefits to employees. These resources are obtained from the collection of Government bonds that will be transferred exclusively to the Fideicomiso Fondo Laboral Pemex (“Pemex Labor Fund” or “FOLAPE”) for the payment of obligations related to pensions and retirement plans.

(iii)	Mainly composed of short-term Mexican Government investments.